UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin California
High Yield Municipal
Fund
A Series of Franklin Municipal Securities Trust
August 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended August 31, 2022, the U.S.
economy contracted in 2022’s first and second quarters amid
declines in inventory investment and federal government
spending. Consumer spending slowly expanded, helped by
the reopening of businesses, widespread vaccinations, and
federal assistance programs. Inflation increased during the
six-month period, influenced by pandemic-related supply-
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
To combat high inflation, the U.S. Federal Reserve ended
monthly asset purchases in March 2022 and raised the
federal funds rate by 0.25% in March, 0.50% in May, and by
0.75% in both June and July, for a total of 2.25%, increasing the rate from 0.25% to 2.50% during the period. The Federal
Reserve also stated its intention to continue reducing its U.S.
Treasury, government agency debt and agency mortgage-
backed securities holdings, and anticipated that ongoing
federal funds rate increases would be appropriate.
During the six-month period ended August 31, 2022,
municipal bonds, as measured by the Bloomberg Municipal
Bond Index, posted a -5.72% cumulative total return,
influenced by high levels of fixed income market volatility, tighter monetary policy and risk-off sentiment that led to
outflows from municipals.
1
Fundamentals remained strong,
however, with many issuers reporting budget surpluses for
2022 as federal government transfers boosted revenues.
Franklin California High Yield Municipal Fund’s semiannual
report includes more detail about municipal bond market
conditions and a discussion from the portfolio managers.
In addition, on our website, franklintempleton.com , you
can find updated commentary by our municipal bond team.
Municipal bonds provide tax-free income and diversification
from equities. Despite periods of volatility, municipal
bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage the
Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California High Yield Municipal Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of August
31, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin California High Yield Municipal Fund 3
Performance Summary 5
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 32
Notes to Financial Statements 36
Shareholder Information 45
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIA NNUAL REPORT
Franklin California High Yield Municipal Fund
This semiannual report for Franklin California High Yield
Municipal Fund covers the period ended August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with a high level
of income exempt from federal and California personal
income taxes by normally investing at least 80% of its
net assets in municipal securities in any rating category,
including securities rated below investment grade, that pay
interest free from such taxes.

Its secondary goal is capital
appreciation to the extent possible and consistent with its
principal investment goal.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.02 on February 28, 2022, to
$9.98 on August 31, 2022.

The Fund’s Class A shares
paid dividends totaling 16.7324 cents per share for the
reporting period. The Performance Summary beginning
on page 5 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 3.25%,
based on an annualization of August’s 2.8120 cents per
share monthly dividend and the maximum offering price
of $10.37 on August 31, 2022. An investor in the 2022
maximum combined effective federal and California personal
income tax bracket of 53.10% (including 3.80% Medicare
tax) would need to earn a distribution rate of 6.93% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Municipal Bond Market Overview
During the six months ending August 31, 2022, multi-decade
high inflation continued throughout much of the period as
a strong U.S. job market and ample consumer savings
pushed demand beyond the ability of businesses to increase
supply. In response, the U.S. Federal Reserve (Fed) began
increasing short-term interest rates at a pace not seen
since the 1980s, leading U.S. Treasury (UST) yields to
move much higher over the period. Recessionary concerns
began to emerge as the market debated whether the Fed
could engineer a soft landing that would bring inflation down without causing a severe economic contraction.
The municipal bond (muni) market saw one of its worst starts to a new year in 2022. High levels of fixed income market
volatility, a general risk-off shift in sentiment, and poor
performance caused significant year-to-date outflows from
muni retail vehicles, leading market technical conditions to worsen. So far this year, net issuance has been limited and
lags well behind the same period in 2021. Fundamentals
remained strong, however, with many issuers reporting
surpluses for 2022 as federal government transfers bolstered revenues.
For the six-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a -8.84% total
return for the period.
3
Investment-grade munis, as measured
by the Bloomberg Municipal Bond Index, posted a -5.72%
total return, and USTs, as measured by the Bloomberg U.S.
Treasury Index, posted a -7.63% total return.
3
In contrast,
investment-grade corporate bonds, as measured by the
Bloomberg U.S. Corporate Bond Index, posted a -9.41%
total return.

State Update
During the six-month period, California’s large and
diverse economy, with its recent trend of strong revenue
performance and use of surplus funds to build reserves,
has enabled the state to deal with economic and fiscal
1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 13 .

Franklin California High Yield Municipal Fund

franklintempleton.com
Semiannual Report
challenges due to COVID-19. California’s unemployment
rate began the period at 5.3% and ended at 4.1%, compared
with the 3.7% national rate. State revenue growth has been
strong as tax collections in recent years have exceeded
projections, and budgets for the 2022 and 2023 fiscal
years featured large amounts of one-time spending while
maintaining healthy levels of reserves. California’s net tax-
supported debt was $2,458 per capita and 3.2% of personal
income, compared with the $1,179 and 2.1% national
medians, respectively.

Independent credit rating agency
Moody’s Investors Service assigned California’s general
obligations bonds’ an Aa2 rating with a stable outlook.
5
The
rating reflected Moody’s view of the state’s large and diverse economy, healthy budget reserves and strong liquidity.
Moody’s also noted challenges, including high revenue
volatility given the state’s disproportionate dependence
on income taxes, constrained flexibility to adjust spending
and raise revenue, and above-average debt and fixed cost
burdens.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that have an average weighted maturity of 15 to
30 years with good call features. Based on the combination
of our value-oriented philosophy of investing primarily for
income and a positively sloping municipal yield curve, in
which interest rates for longer-term bonds are higher than
those for shorter-term bonds, we favored the use of longer-
term bonds. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
*
Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin
California High Yield Municipal Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/22
% of Total
Investments*
Special Tax 23.92%
Transportation 15.91%
Housing 15.26%
Education 12.02%
Health Care 7.71%
Local 7.23%
Industrial Dev. Revenue and Pollution Control 5.67%
Refunded 5.63%
Utilities 3.15%
Other Revenue Bonds 2.37%
State General Obligation 0.83%
Lease 0.30%
4. Source: Moody’s Investors Service, States – U.S.: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as August 31, 2022
Franklin California High Yield Municipal Fund

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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.94% -11.39%
1-Year -10.89% -14.23%
5-Year +7.44% +0.67%
10-Year +37.00% +2.80%
Advisor
6-Month -7.73% -7.73%
1-Year -10.65% -10.65%
5-Year +8.42% +1.63%
10-Year +39.01% +3.35%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 3.25% 6.93% 3.38% 7.21%
Advisor 3.64% 7.76% 3.76% 8.02%
See page 6 for Performance Summary footnotes.

Franklin California High Yield Municipal Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower-rated bonds include higher risk of default and loss of principal.
Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The
Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.167324
A1 $0.175086
C $0.146426
R6 $0.182368
Advisor $0.180227
Total Annual Operating Expenses
8
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin California High Yield Municipal Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $920.60 $4.07 $1,020.97 $4.28 0.84%
A1 $1,000 $922.00 $3.34 $1,021.73 $3.51 0.69%
C $1,000 $919.20 $5.97 $1,018.99 $6.28 1.23%
R6 $1,000 $922.90 $2.65 $1,022.45 $2.78 0.55%
Advisor $1,000 $922.70 $2.85 $1,022.24 $2.99 0.59%

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2019
b
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.02 $11.49 $10.81 $11.10 $10.70
Income from investment operations
c
:
Net investment income
d
......................... 0.18 0.26 0.35 0.34 0.27
Net realized and unrealized gains (losses) ........... (1.05) (0.49) 0.67 (0.29) 0.41
Total from investment operations .................... (0.87) (0.23) 1.02 0.05 0.68
Less distributions from:
Net investment income .......................... (0.17) (0.24) (0.34) (0.34) (0.28)
Net asset value, end of period ...................... $9.98 $11.02 $11.49 $10.81 $11.10
Total return
e
................................... (7.94)% (2.09)% 9.57% 0.43% 6.56%
Ratios to average net assets
f
Expenses
g
.................................... 0.84% 0.81% 0.79% 0.80% 0.83%
Net investment income ........................... 3.47% 2.88% 3.10% 3.10% 3.55%
Supplemental data
Net assets, end of period (000’s) .................... $635,300 $714,052 $618,967 $425,757 $244,196
Portfolio turnover rate ............................ 9.70% 10.19% 9.20% 23.29% 13.91%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period September 10, 2018 (effective date) to May 31, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018 2017
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $10.99 $11.47 $10.79 $11.08 $10.70 $10.89 $11.10
Income from investment
operations
b
:
Net investment income
c
. 0.19 0.26 0.37 0.36 0.40 0.39 0.40
Net realized and
unrealized gains (losses) (1.04) (0.49) 0.67 (0.29) 0.39 (0.19) (0.22)
Total from investment
operations ............. (0.85) (0.23) 1.04 0.07 0.79 0.20 0.18
Less distributions from:
Net investment income .. (0.18) (0.25) (0.36) (0.36) (0.41) (0.39) (0.39)
Net asset value, end of
period ................ $9.96 $10.99 $11.47 $10.79 $11.08 $10.70 $10.89
Total return
d
........... (7.80)% (2.07)% 9.76% 0.58% 7.56% 1.92% 1.71%
Ratios to average net
assets
e
Expenses ............. 0.69%
f
0.66%
f
0.64%
f
0.65%
f
0.68%
f
0.66% 0.63%
Net investment income ... 3.63% 3.04% 3.27% 3.25% 3.70% 3.63% 3.66%
Supplemental data
Net assets, end of period
(000’s) ............... $956,914 $1,166,095 $1,254,701 $1,282,022 $1,386,291 $1,378,169 $1,377,514
Portfolio turnover rate .... 9.70% 10.19% 9.20% 23.29% 13.91% 11.08% 19.73%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018 2017
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $11.08 $11.56 $10.87 $11.17 $10.78 $10.97 $11.17
Income from investment
operations
b
:
Net investment income
c
. 0.16 0.21 0.30 0.30 0.34 0.33 0.34
Net realized and
unrealized gains (losses) (1.05) (0.49) 0.69 (0.30) 0.40 (0.19) (0.21)
Total from investment
operations ............. (0.89) (0.28) 0.99 — 0.74 0.14 0.13
Less distributions from:
Net investment income .. (0.15) (0.20) (0.30) (0.30) (0.35) (0.33) (0.33)
Net asset value, end of
period ................ $10.04 $11.08 $11.56 $10.87 $11.17 $10.78 $10.97
Total return
d
........... (8.08)% (2.46)% 9.18% (0.04)% 7.01% 1.34% 1.22%
Ratios to average net
assets
e
Expenses ............. 1.23%
f
1.20%
f
1.19%
f
1.20%
f
1.23%
f
1.21% 1.18%
Net investment income ... 3.05% 2.47% 2.69% 2.70% 3.15% 3.08% 3.11%
Supplemental data
Net assets, end of period
(000’s) ............... $137,744 $180,173 $223,652 $253,579 $272,186 $327,022 $358,308
Portfolio turnover rate .... 9.70% 10.19% 9.20% 23.29% 13.91% 11.08% 19.73%
a
For the period June 1, 2022 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2018
b
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.03 $11.51 $10.82 $11.12 $10.74 $10.88
Income from investment operations
c
:
Net investment income
d
............. 0.19 0.27 0.38 0.38 0.41 0.35
Net realized and unrealized gains (losses) (1.04) (0.49) 0.68 (0.30) 0.39 (0.15)
Total from investment operations ........ (0.85) (0.22) 1.06 0.08 0.80 0.20
Less distributions from:
Net investment income .............. (0.18) (0.26) (0.37) (0.38) (0.42) (0.34)
Net asset value, end of period .......... $10.00 $11.03 $11.51 $10.82 $11.12 $10.74
Total return
e
....................... (7.71)% (1.96)% 9.97% 0.63% 7.66% 1.84%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.53% 0.52% 0.52% 0.57% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.55%
g,h
0.52%
g
0.51%
g
0.51%
g
0.55%
g
0.53%
Net investment income ............... 3.76% 3.16% 3.37% 3.39% 3.83% 3.76%
Supplemental data
Net assets, end of period (000’s) ........ $52,826 $60,366 $45,216 $26,741 $21,214 $13,004
Portfolio turnover rate ................ 9.70% 10.19% 9.20% 23.29% 13.91% 11.08%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period August 1, 2017 (effective date) to May 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $11.02 $11.50 $10.82 $11.11 $10.73 $10.91 $11.12
Income from investment
operations
b
:
Net investment income
c
. 0.19 0.27 0.38 0.37 0.41 0.40 0.41
Net realized and
unrealized gains (losses) (1.04) (0.49) 0.67 (0.29) 0.39 (0.18) (0.22)
Total from investment
operations ............. (0.85) (0.22) 1.05 0.08 0.80 0.22 0.19
Less distributions from:
Net investment income .. (0.18) (0.26) (0.37) (0.37) (0.42) (0.40) (0.40)
Net asset value, end of
period ................ $9.99 $11.02 $11.50 $10.82 $11.11 $10.73 $10.91
Total return
d
........... (7.73)% (1.99)% 9.84% 0.68% 7.64% 2.10% 1.80%
Ratios to average net
assets
e
Expenses ............. 0.59%
f
0.56%
f
0.54%
f
0.55%
f
0.58%
f
0.56% 0.53%
Net investment income ... 3.72% 3.13% 3.35% 3.35% 3.80% 3.73% 3.76%
Supplemental data
Net assets, end of period
(000’s) ............... $969,123 $1,186,382 $1,113,278 $903,694 $889,990 $748,355 $720,890
Portfolio turnover rate .... 9.70% 10.19% 9.20% 23.29% 13.91% 11.08% 19.73%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin California High Yield Municipal Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 2.2%
Commercial Services & Supplies 0.3%
a
CalPlant I LLC ,
21A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... $ 1,370,000 $ 1,375,729
21B, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 5,220,000 5,241,791
22A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 2,875,000 2,887,022
9,504,542
Diversified Consumer Services 1.5%
Grand Canyon University , 5.125% , 10/01/28 ...............................
45,335,000 42,125,877
Electric Utilities 0.4%
a,b
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 10,000,000 9,896,800
Total Corporate Bonds (Cost $64,677,657) ......................................
61,527,219
Municipal Bonds 96.5%
California 88.7%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 13-1 , Special Tax , 2016 , 5% , 9/01/46 ................................ 1,400,000 1,442,853
Baldwin Park Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero
Cpn ., 8/01/42 ..................................................... 10,000,000 2,711,959
California Community College Financing Authority ,
a
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 17,500,000 16,821,849
a
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 B, 7.75%, 7/01/30 ..... 2,405,000 2,316,518
a
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... 7,050,000 6,664,862
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/48 .......... 225,000 226,516
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 6,785,000 6,810,858
a
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 27,050,000 25,171,018
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 22,525,000 21,242,627
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,475,000 4,117,161
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 15,000,000 14,152,996
California County Tobacco Securitization Agency ,
Revenue, 2020 B-2, Refunding, Zero Cpn ., 6/01/55 ........................ 125,010,000 22,987,351
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, Zero Cpn .,
6/01/55 ........................................................ 13,420,000 2,767,285
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 3,066,906
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, Zero Cpn .,
6/01/55 ........................................................ 10,000,000 2,062,060
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/37 ....... 1,265,000 1,320,824
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/38 ....... 1,125,000 1,171,948
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/44 ....... 1,610,000 1,658,946
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/48 ....... 9,000,000 9,240,707
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,175,773
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 10,000,000 11,863,719
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/42 ............. 8,500,000 8,993,615
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. 3,000,000 3,141,322
a
California Enterprise Development Authority ,
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/36 250,000 229,079
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 630,000 516,190
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 845,000 661,558
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016 A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 7,915,153
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/45 .............................................. 4,500,000 4,677,875

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 4%,
8/15/49 ........................................................ $ 3,375,000 $ 2,971,263
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... 6,500,000 6,284,526
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 5,265,993
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014 A, 5%, 8/15/43 .............................................. 7,160,000 7,336,729
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 15,940,000 16,681,438
Sutter Health Obligated Group, Revenue, 2016 B, Pre-Refunded, 5%, 11/15/46 ... 10,985,000 12,158,260
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 53,649 53,210
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,897,149 4,564,667
a
Redwood Gardens Renewal LP, Revenue, 144A, 2021 N-S, 4%, 3/01/37 ........ 3,165,000 2,573,742
a,c
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-S, Mandatory Put, 4.5%,
9/01/36 ........................................................ 4,000,000 3,671,694
a
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc., Revenue, 144A,
2016 A, 5%, 1/01/47 .............................................. 10,360,000 8,064,195
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,600,000 1,522,759
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 2,193,636
California Municipal Finance Authority ,
a
Revenue, 144A, 2021 B, Refunding, 4%, 10/01/37 ......................... 8,150,000 6,653,941
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 16,700,000 14,453,706
Special Tax, 2020 B, 4%, 9/01/43 ...................................... 1,140,000 1,046,010
Special Tax, 2021 A, 4%, 9/01/36 ...................................... 535,000 514,532
Special Tax, 2021 A, 4%, 9/01/41 ...................................... 660,000 613,007
Special Tax, 2021 B, 4%, 9/01/41 ...................................... 900,000 833,757
Special Tax, 2021 B, 4%, 9/01/46 ...................................... 830,000 743,527
Special Tax, 2021 B, 4%, 9/01/51 ...................................... 750,000 651,001
Special Tax, 2021 C, 4%, 9/01/46 ...................................... 1,300,000 1,166,283
Special Tax, 2021 C, 4%, 9/01/51 ...................................... 1,800,000 1,577,621
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 910,413
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 1,850,434
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group,
Revenue, 2016 A, Refunding, 5%, 6/01/36 ............................. 3,000,000 3,078,007
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,151,548
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... 1,000,000 1,039,202
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/35 ..................... 600,000 612,606
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/50 ..................... 3,250,000 3,292,134
a
California Baptist University, Revenue, 144A, 2015 A, 5.375%, 11/01/40 ......... 5,000,000 5,215,729
a
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 10,000,000 10,431,984
a
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,592,941
a
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 7,344,814
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5%, 8/15/30 ..... 1,000,000 1,025,659
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/39 ... 1,200,000 1,226,392
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/49 ... 3,500,000 3,560,077
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 5,106,526
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 2,550,000 1,952,913
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/54 ................ 3,585,000 2,669,988
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/43 ......................... 1,500,000 1,543,373
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 9,818,723
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,128,097
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,290,000 4,214,843
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 1,825,255
Community Facilities District No. 2021-11, Special Tax, 2022, 5%, 9/01/52 ....... 2,500,000 2,475,751

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 3%,
12/01/23 ....................................................... $ 100,000 $ 98,722
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... 200,000 200,004
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... 100,000 104,598
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 52,686
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 136,207
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 361,719
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/46 ....................................................... 1,000,000 1,011,999
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... 1,000,000 1,008,452
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/40 ............................................ 5,000,000 5,310,171
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 9,655,666
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 2,761,139
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 490,445
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4%, 11/01/36 ....... 1,395,000 1,213,329
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4.5%, 11/01/46 ...... 1,600,000 1,357,095
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,223,595
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 6,900,501
Developmental Services Support Foundation, Revenue, 2019 A, Refunding, 5%,
5/01/49 ........................................................ 3,895,000 4,087,515
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/37 ......... 2,625,000 2,724,097
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 5%, 10/01/44 5,500,000 5,657,793
HumanGood California Obligated Group, Revenue, 2021, 3%, 10/01/49 ......... 5,000,000 3,697,515
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 9,965,000 10,493,824
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,275,000 2,310,586
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 2,790,486
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 13,915,000 14,183,381
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 5,439,021
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 22,250,000 22,582,415
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/39 ....... 1,145,000 1,178,863
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/49 ....... 2,775,000 2,816,469
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,116,098
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 1,054,708
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 3,051,035
a
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 531,625
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/31 .. 1,000,000 1,017,704
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/36 .. 2,750,000 2,778,436
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/41 .. 1,750,000 1,757,746
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 3.875%, 7/01/28 1,045,000 1,014,389
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/38 .. 1,100,000 1,111,558
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/49 .. 3,600,000 3,573,456
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 5.625%, 11/15/33 .......... 1,000,000 1,037,875
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 6%, 11/15/48 ............. 4,000,000 4,168,194
a
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.125%, 7/01/35 ............ 450,000 456,890
a
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.375%, 7/01/45 ............ 1,400,000 1,423,193

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... $ 3,115,000 $ 3,187,544
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 7,000,000 7,145,606
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/41 ............... 925,000 872,210
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/51 ............... 1,385,000 1,252,140
a
STREAM Charter School, Revenue, 144A, 2020 B, 6.4%, 6/15/32 ............. 865,000 815,674
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/43 ............. 5,000,000 5,221,090
a
California Pollution Control Financing Authority ,
d
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 2,100,000
d
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 7,800,000
d
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 6,900,000
d
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 3,060,000
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 19,965,000 19,993,065
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,425,000 1,026,652
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,425,000 3,681,722
California Public Finance Authority ,
a
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,449,009
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... 1,100,000 1,137,604
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/47 ....................................................... 5,000,000 5,109,277
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/27 ............................................ 1,185,000 1,014,891
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/32 ............................................ 4,030,000 3,276,762
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/37 ............................................ 5,370,000 4,200,325
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 16,110,000 12,035,876
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 1,000,000 975,113
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/56 ....................................................... 2,000,000 1,795,651
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 B-1, Refunding, 3.125%,
5/15/29 ........................................................ 2,510,000 2,286,188
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group, Revenue, 2016 C, 5%,
7/01/46 ........................................................ 10,000,000 10,173,223
a
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/41 ....... 500,000 422,786
a
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 ....... 2,835,000 2,227,560
a
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 ....... 3,675,000 2,752,890
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,021,597
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/45 ........................................................ 1,100,000 1,113,360
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, 5%, 8/01/41 ...... 2,010,000 2,041,223
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, Pre-Refunded, 5%,
8/01/41 ........................................................ 190,000 203,840
a
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A, 6.25%,
4/01/52 ........................................................ 2,000,000 2,036,061
a
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A,
6.375%, 4/01/62 ................................................. 2,000,000 2,035,891
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... 1,485,000 1,517,072

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California School Finance Authority, (continued)
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... $ 5,610,000 $ 5,665,822
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 509,400
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 3,593,398
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 977,265
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,639,993
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 227,581
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,279,252
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 2,000,000 2,022,255
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 5,750,000 5,792,898
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/35 . 2,525,000 2,581,617
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 3,500,000 3,541,556
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,026,631
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 1,770,205
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 4%, 6/01/31 ..................... 250,000 238,243
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/41 ..................... 435,000 432,872
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/51 ..................... 600,000 582,150
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/61 ..................... 1,320,000 1,242,653
a
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 4.5%, 7/01/32 . 625,000 613,284
a
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/42 ... 2,140,000 2,095,052
a
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/52 ... 3,175,000 3,041,969
a
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5.125%, 7/01/62 8,125,000 7,696,764
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/35 1,200,000 1,223,686
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,675,000 1,692,098
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2017 A, 5%, 7/01/47 1,500,000 1,520,272
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,031,684
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 3,300,000 3,339,136
a
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 2,067,070
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 365,000 326,725
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 825,000 821,605
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,200,003
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/31 ............ 1,000,000 935,544
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/36 ............ 1,670,000 1,486,076
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/51 ............ 16,730,000 13,308,573
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/55 ............ 1,400,000 1,090,050
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 1,500,000 1,524,494
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 1,969,009
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 1,880,477
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,260,893
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5%, 6/01/34 .... 750,000 756,569
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.125%, 6/01/47 . 845,000 839,656
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.25%, 6/01/52 .. 980,000 980,906
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/30 .... 315,000 324,084
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/37 .... 360,000 361,935
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/47 .... 1,720,000 1,679,298
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/31 ........................................................ 260,000 252,465
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/41 ........................................................ 600,000 524,783
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/51 ........................................................ 800,000 657,219
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/61 ........................................................ 1,300,000 1,017,256
a
Summit Public Schools Obligated Group, Revenue, 144A, 2017, 5%, 6/01/47 ..... 1,500,000 1,512,324

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State University , Revenue , 2015 A , Refunding , 5% , 11/01/47 ...........
$ 14,980,000 $ 15,904,001
California Statewide Communities Development Authority ,
Revenue, 2015, Refunding, 5%, 9/02/40 ................................. 2,230,000 2,295,580
Special Assessment, 2016 A, 5%, 9/02/36 ............................... 1,035,000 1,082,312
Special Assessment, 2016 A, 5%, 9/02/45 ............................... 2,250,000 2,319,927
Special Assessment, 2017 A, 4%, 9/02/27 ............................... 1,545,000 1,561,131
Special Assessment, 2017 A, 5%, 9/02/37 ............................... 1,975,000 2,079,370
Special Assessment, 2017 A, 5%, 9/02/46 ............................... 2,460,000 2,545,591
Special Assessment, 2017 B, 5%, 9/02/37 ............................... 3,260,000 3,439,867
Special Assessment, 2017 B, 5%, 9/02/47 ............................... 2,520,000 2,616,677
Special Assessment, 2017 C, 5%, 9/02/37 ............................... 4,605,000 4,848,355
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,284,702
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,745,000 3,914,038
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 2,760,000 2,932,919
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 4,915,694
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 4,797,915
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 6,000,000 6,362,704
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 6,863,948
Special Assessment, 2019 A, 5%, 9/02/39 ............................... 1,600,000 1,705,315
Special Assessment, 2019 A, 5%, 9/02/44 ............................... 940,000 986,002
Special Assessment, 2019 A, 5%, 9/02/48 ............................... 945,000 986,782
Special Assessment, 2019 B, 5%, 9/02/39 ............................... 1,060,000 1,128,436
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 906,485
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,300,046
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 772,188
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,021,594
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 565,000 514,711
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 695,000 595,624
Special Assessment, 2021 A, 4%, 9/02/41 ............................... 1,000,000 890,618
Special Assessment, 2021 A, 4%, 9/02/51 ............................... 3,295,000 2,760,422
Special Assessment, 2021 B, 4%, 9/02/41 ............................... 3,285,000 2,981,011
Special Assessment, 2021 B, 4%, 9/02/51 ............................... 5,150,000 4,441,486
Special Assessment, 2021 C-1, 4%, 9/02/41 .............................. 2,500,000 2,274,500
Special Assessment, 2021 C-1, 4%, 9/02/51 .............................. 3,700,000 3,170,541
Special Assessment, 2021 C-2, 5%, 9/02/41 .............................. 3,375,000 2,860,366
Special Assessment, 2021 C-2, 5.5%, 9/02/51 ............................ 3,575,000 2,773,672
e
Special Assessment, 2022 B, 5%, 9/02/42 ............................... 3,000,000 2,972,907
e
Special Assessment, 2022 B, 5%, 9/02/52 ............................... 3,000,000 2,907,913
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/32 ........... 750,000 752,764
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/40 ........... 1,010,000 998,240
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,073,379
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 3,906,008
California Baptist University, Revenue, 2014 A, 5.125%, 11/01/23 .............. 210,000 213,091
California Baptist University, Revenue, 2014 A, 6.125%, 11/01/33 .............. 1,565,000 1,610,821
California Baptist University, Revenue, 2014 A, 6.375%, 11/01/43 .............. 4,035,000 4,153,338
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 1,135,000 1,193,368
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,875,000 1,950,944
Cedars-Sinai Medical Center Obligated Group, Revenue, 2014 B, Pre-Refunded, 5%,
7/01/44 ........................................................ 4,450,000 4,665,753
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 4%, 7/01/48 ..... 6,000,000 5,718,083
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... 1,500,000 1,537,559
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 730,913
Community Facilities District No. 2015-01, Special Tax, 2020, 4%, 9/01/40 ....... 700,000 647,281
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016 A, Refunding, 5%, 9/01/36 ..................................... 1,000,000 1,034,889
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016 A, Refunding, 5%, 9/01/45 ..................................... 1,500,000 1,537,763

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/37 ................................................ $ 1,225,000 $ 1,294,266
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/47 ................................................ 2,000,000 2,075,772
Community Facilities District No. 2016-02, Special Tax, 2016 A, 5%, 9/01/46 ...... 10,945,000 11,292,217
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,317,149
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 3,000,000 3,151,139
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/40 ....... 3,845,000 3,542,146
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/50 ....... 3,845,000 3,334,903
Community Facilities District No. 2016-02, Special Tax, 2022, 5.5%, 9/01/52 ...... 7,500,000 7,584,367
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,735,000 1,841,343
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,089,137
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/41 ....... 560,000 512,399
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/41 ....... 730,000 668,452
Covenant Living Communities and Services Obligated Group, Revenue, 2013 C, Pre-
Refunded, 5.625%, 12/01/36 ........................................ 8,000,000 8,313,638
Enloe Medical Center, Revenue, 2015, Refunding, California Mortgage Insured, 5%,
8/15/38 ........................................................ 6,000,000 6,341,917
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,350,000 4,354,701
a
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 12,456,878
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 380,331
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 952,624
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,238,131
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 52,005,000 52,064,988
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,299,747
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/48 ............................................ 5,000,000 5,099,725
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,165,598
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 7,394,105
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,412,912
Capistrano Unified School District , Community Facilities District No. 2005-1 , Special
Tax , 2013 , Pre-Refunded , 5.5% , 9/01/43 ................................ 4,955,000 5,107,943
Casitas Municipal Water District ,
Community Facilities District No. 2013-1 OJAI, Special Tax, 2017 B, BAM Insured,
5%, 9/01/42 .................................................... 8,000,000 8,526,030
Community Facilities District No. 2013-1 OJAI, Special Tax, 2017 B, BAM Insured,
5.25%, 9/01/47 .................................................. 5,000,000 5,354,730
Centinela Valley Union High School District , GO , 2014 C , Pre-Refunded , 5% , 8/01/35
4,195,000 4,403,159
Central School District ,
GO, A, Pre-Refunded, 5%, 8/01/44 ..................................... 7,375,000 7,933,806
GO, C, Pre-Refunded, 5%, 8/01/44 .................................... 3,615,000 3,888,910
a
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2022 A, 4%, 9/01/52 .............................................. 5,270,000 4,631,312
e
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 A,
5%, 9/01/37 .................................................... 385,000 393,847
e
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 A,
5%, 9/01/52 .................................................... 2,000,000 1,959,433
e
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 B,
5%, 9/01/52 .................................................... 1,000,000 979,717
City of Beaumont ,
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/44 ........ 300,000 317,123
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/49 ........ 400,000 420,214

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Chino ,
Community Facilities District No. 2003-3, Special Tax, 2015, 5%, 9/01/45 ........ $ 1,665,000 $ 1,706,917
Community Facilities District No. 2016-2, Special Tax, 2017, 5%, 9/01/42 ........ 1,535,000 1,603,035
City of Chula Vista ,
Community Facilities District No. 06-I Improvement Area No. 1, Special Tax, 2018,
5%, 9/01/43 .................................................... 1,000,000 1,050,272
Community Facilities District No. 06-I Improvement Area No. 1, Special Tax, 2018,
5%, 9/01/48 .................................................... 1,185,000 1,237,174
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/38 .................................................. 1,200,000 1,261,753
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/48 .................................................. 1,000,000 1,038,336
City of Dana Point ,
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/38 ........................................................ 1,000,000 1,025,467
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/45 ........................................................ 2,500,000 2,563,669
City of Dixon ,
Community Facilities District No. 2013-1 Parklane , Special Tax, 2019, 5%, 9/01/44 . 2,645,000 2,794,102
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/36 200,000 192,958
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/40 400,000 374,059
City of Fairfield ,
Community Facilities District No. 2016-1, Special Tax, 2019 A, 5%, 9/01/44 ...... 1,000,000 1,056,995
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/35 .. 1,000,000 1,068,113
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/50 .. 3,255,000 3,366,969
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,544,241
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,695,466
City of Fontana ,
Community Facilities District No. 80, Special Tax, 2017, 5%, 9/01/46 ........... 1,000,000 1,033,409
Community Facilities District No. 81, Special Tax, 2018, 4%, 9/01/43 ........... 1,000,000 915,033
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,089,518
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,471,896
City of Irvine ,
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/39 ........ 1,000,000 1,025,081
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/44 ........ 1,500,000 1,532,386
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/49 ........ 2,750,000 2,805,321
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/43 ........ 2,500,000 2,644,066
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/48 ........ 3,250,000 3,423,051
Community Facilities District No. 2013-3, Special Tax, 2018, AGMC Insured, 5%,
9/01/51 ........................................................ 1,250,000 1,336,598
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,823,156
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. 1,300,000 1,335,949
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,563,378
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,533,931
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
5,525,000 5,205,779
City of Murrieta , Community Facilities District No. 2005-5 Golden City , Special Tax ,
2018 , 5% , 9/01/48 ................................................. 3,740,000 3,906,686
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,044,322

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Ontario, (continued)
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... $ 500,000 $ 519,172
Community Facilities District No. 31, Special Tax, 2017, 5%, 9/01/47 ........... 1,100,000 1,141,675
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 4,000,000 3,986,953
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,500,000 3,445,082
City of Palm Desert ,
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 3%, 9/01/31 320,000 285,952
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 4%, 9/01/41 450,000 417,959
City of Rancho Cordova ,
Community Facilities District No. 2014-1, Special Tax, 2022, 5%, 9/01/51 ........ 1,200,000 1,217,111
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,235,599
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,281,115
City of Roseville ,
Baseline at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,660,000 1,462,008
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 .... 630,000 665,651
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/50 .... 1,745,000 1,820,517
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,351,529
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 6,770,073
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 1,950,000 2,048,700
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 6,415,000 6,762,162
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/40 ........................................................ 575,000 540,411
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 450,000 409,025
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,000,000 889,719
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ 440,000 470,326
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 530,060
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 575,000 606,467
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 350,000 335,540
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 400,000 372,483
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,295,000 1,146,113
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 3,230,000 3,410,065
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 490,000 446,029
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 517,623
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,129,444
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 1,928,263
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,682,125
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 3,800,000 4,000,870

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ $ 1,120,000 $ 1,171,754
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,043,700
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,298,268
City of Sacramento ,
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/41 1,000,000 926,159
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/32 ................................................ 300,000 317,810
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/37 ................................................ 710,000 748,277
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/47 ................................................ 1,900,000 1,986,810
North Natomas Community Facilities District No. 4, Special Tax, 2013 E, Refunding,
5.25%, 9/01/33 .................................................. 3,000,000 3,066,343
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,745,000 1,796,767
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,445,000 2,505,024
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 570,000 563,624
City of San Francisco , 5.25% , 9/01/49 ....................................
14,000,000 10,903,577
City of San Mateo ,
Community Facilities District No. 2008-1, Special Tax, 2012, Refunding, 5.875%,
9/01/32 ........................................................ 1,500,000 1,500,000
Community Facilities District No. 2008-1, Special Tax, 2012, Refunding, 6%, 9/01/42 5,000,000 5,000,000
Community Facilities District No. 2008-1, Special Tax, 2014, Refunding, 5.375%,
9/01/38 ........................................................ 2,500,000 2,500,000
Community Facilities District No. 2008-1, Special Tax, 2014, Refunding, 5.5%,
9/01/44 ........................................................ 3,300,000 3,300,000
City of Santa Paula ,
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 ...... 1,000,000 1,053,807
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/45 ...... 1,100,000 991,200
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/50 ...... 1,375,000 1,211,691
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 650,000 661,368
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,655,422
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/35 ........
1,440,000 1,533,128
City of Woodland ,
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/44 ........ 1,475,000 1,546,849
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/48 ........ 1,640,000 1,713,978
City of Yucaipa ,
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5%, 9/01/26 . 1,000,000 1,003,953
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5.375%,
9/01/30 ........................................................ 1,800,000 1,807,625
Clovis Unified School District ,
GO, 2004 A, NATL Insured, ETM, Zero Cpn ., 8/01/27 ....................... 1,205,000 1,056,465
GO, 2004 A, NATL Insured, Zero Cpn ., 8/01/27 ........................... 6,295,000 5,455,228
GO, 2004 A, NATL Insured, Zero Cpn ., 8/01/28 ........................... 3,000,000 2,509,760
a
CMFA Special Finance Agency ,
Revenue, Junior Lien, 144A, 2022 A-2, 4.5%, 8/01/51 ....................... 39,885,000 30,643,107
Solana at Grand, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/45 ........... 13,980,000 10,960,200

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
a
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... $ 7,875,000 $ 7,559,020
a
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 22,280,000 17,623,576
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn ., 8/01/42 .......................... 8,500,000 3,515,986
GO, 2012 D, AGMC Insured, Zero Cpn ., 8/01/43 .......................... 3,000,000 1,176,214
Corona-Norco Unified School District , Community Facilities District No. 05-1 , Special
Tax , 2016 , Refunding , 5% , 9/01/36 ..................................... 500,000 523,791
Cotati-Rohnert Park Unified School District , GO , A , Pre-Refunded , BAM Insured , 5% ,
8/01/45 ......................................................... 4,000,000 4,291,378
County of El Dorado ,
Community Facilities District No. 2014-1, Special Tax, 2018, 5%, 9/01/48 ........ 2,850,000 2,959,257
Community Facilities District No. 2018-1 Bass Lake Hills, Special Tax, 2021, 4%,
9/01/40 ........................................................ 475,000 435,913
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 4,710,000 4,759,543
County of San Bernardino ,
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/40 1,000,000 1,029,381
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/45 1,000,000 1,025,176
a
CSCDA Community Improvement Authority ,
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 16,000,000 14,194,285
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 10,000,000 7,587,837
Theo Apartments, Revenue, 144A, 2021 B, 4%, 5/01/57 ..................... 10,000,000 7,370,606
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 31,800,000 22,952,534
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,450,000 4,453,539
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 2,000,874
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn ., 12/01/28 ....
14,560,000 10,539,348
Dublin Community Facilities District No. 2015-1 ,
Special Tax, 2017, 5%, 9/01/37 ....................................... 1,550,000 1,639,090
Special Tax, 2017, 5%, 9/01/47 ....................................... 4,500,000 4,678,722
Special Tax, 2019, 5%, 9/01/39 ....................................... 6,865,000 7,327,545
Special Tax, 2019, 5%, 9/01/44 ....................................... 3,425,000 3,615,936
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn ., 8/01/29 ....
2,400,000 1,915,287
a
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/51 .. 1,245,000 1,051,613
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4.5%, 9/01/51 2,500,000 2,135,554
f,g
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN, 2019-ML06, XCA, 1.105%, 7/25/35 ................................ 136,143,307 10,412,240
a
144A, FRN, 2020-ML07, XCA, 2.132%, 1/25/37 ........................... 122,418,055 19,881,916
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 3,280,000 3,410,268
City of Folsom Community Facilities District No. 19, Special Tax, 2019, 5%, 9/01/49 1,825,000 1,916,943
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 566,880
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/38 850,000 903,381
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,764,188
City of Folsom Community Facilities District No. 21, Special Tax, 2019, 5%, 9/01/49 2,000,000 2,101,998
City of Folsom Community Facilities District No. 21, Special Tax, 2021, 4%, 9/01/50 300,000 264,369
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/40 1,245,000 1,167,178
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/42 .......................... 75,000,000 29,162,302
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 25,000,000 22,722,005
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 14,608,981
Revenue, 2015 A, Refunding, Zero Cpn ., 1/15/33 .......................... 19,000,000 12,253,820

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... $ 41,479,000 $ 39,181,126
Fremont Community Facilities District No. 1 ,
Special Tax, 2015, Refunding, 5%, 9/01/40 ............................... 4,655,000 4,793,095
Special Tax, 2015, Refunding, 5%, 9/01/45 ............................... 3,255,000 3,336,024
Golden State Tobacco Securitization Corp. , Revenue , 2015 A , Pre-Refunded , 5% ,
6/01/45 ......................................................... 12,630,000 13,516,900
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn ., 8/01/32 ............................... 3,635,000 2,569,345
GO, B, AGMC Insured, Zero Cpn ., 8/01/33 ............................... 3,705,000 2,494,880
GO, B, AGMC Insured, Zero Cpn ., 8/01/35 ............................... 4,120,000 2,513,547
Hartnell Community College District , GO , 2009 D , Zero Cpn ., 8/01/49 ............
10,000,000 2,923,018
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 3,917,930
Independent Cities Finance Authority ,
Augusta Communities III LLC, Revenue, 2021, Refunding, 4%, 11/15/56 ........ 8,160,000 6,023,607
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/44 ....... 2,015,000 2,049,414
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/49 ....... 4,800,000 4,875,943
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/56 ............. 4,000,000 2,832,583
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 3,000,000 3,106,345
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,083,665
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 4,973,233
Indio Community Facilities District No. 2004-3 , Special Tax , 2015 , Refunding , 5% ,
9/01/35 ......................................................... 1,180,000 1,224,957
Inland Valley Development Agency ,
Tax Allocation, 2014 A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 7,717,629
Tax Allocation, 2014 A, Refunding, 5%, 9/01/44 ........................... 9,000,000 9,186,511
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ 700,000 735,878
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 1,000,000 1,051,254
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/51 ........ 2,500,000 2,615,342
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 1,000,000 1,047,536
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 9/01/49 ........ 1,000,000 1,046,612
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/45 2,000,000 2,092,658
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 2,000,000 2,089,536
Jurupa Public Financing Authority ,
Special Tax, 2014 A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,294,688
Special Tax, 2015 A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,202,175
Special Tax, Sub. Lien, 2015 B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,117,524
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 3,339,456
Lake Elsinore Public Financing Authority , City of Lake Elsinore Community Facilities
District No. 2003-2 , Special Tax , 2014 A , Pre-Refunded , 5.75% , 9/01/44 ......... 3,240,000 3,347,944
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn ., 8/01/40 ...............
1,140,000 1,078,105
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1, Special Tax, 2017, 5%, 9/01/47 ........ 4,000,000 4,155,203
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/43 ........ 775,000 813,960
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,500,000 2,611,421
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn ., 8/01/33 ............
8,050,000 8,414,913
Lathrop Financing Authority ,
Special Tax, 2013 A, Refunding, 6%, 9/02/28 ............................. 1,010,000 1,034,860
Special Tax, 2013 A, Refunding, 6%, 9/02/29 ............................. 1,070,000 1,095,583
Special Tax, 2013 A, Refunding, 6%, 9/02/30 ............................. 1,075,000 1,098,845
Special Tax, 2013 A, Refunding, 5.5%, 9/02/35 ............................ 3,670,000 3,724,281

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/32 .......................... $ 1,155,000 $ 1,175,250
Special Tax, Junior Lien, 2013 B, 5.375%, 9/01/35 ......................... 805,000 818,584
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,041,172
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn ., 8/01/45 .....
6,500,000 6,133,319
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 4,973,835
Los Alamitos Unified School District ,
COP, 2012, Zero Cpn ., 8/01/34 ....................................... 1,500,000 1,542,367
COP, 2012, Zero Cpn ., 8/01/42 ....................................... 4,500,000 4,546,455
Mendocino-Lake Community College District ,
GO, 2011 B, AGMC Insured, 6.55%, 8/01/36 ............................. 5,150,000 6,453,378
GO, 2011 B, AGMC Insured, Zero Cpn ., 8/01/40 ........................... 7,500,000 8,232,016
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,000,000 1,050,271
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/48 ........ 1,500,000 1,566,853
Community Facilities District No. 2011-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,900,000 3,047,868
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,183,846
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,233,004
Moreno Valley Unified School District ,
Community Facilities District No. 2015-2, Special Tax, 2019, 5%, 9/01/44 ........ 870,000 911,907
Community Facilities District No. 2015-3, Special Tax, 2019, 4.125%, 9/01/48 ..... 1,160,000 1,055,183
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
32,300,000 39,026,850
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 2,250,000 2,342,488
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 2,500,000 2,596,895
Revenue, 2017 A, Refunding, BAM Insured, 4%, 3/01/42 .................... 5,000,000 4,751,133
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
6,600,000 8,306,652
Oakdale Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/35 .....
1,270,000 1,318,021
Oakley Public Finance Authority ,
City of Oakley Assessment District No. 2004-1, Special Assessment, 2012, Pre-
Refunded, 5.3%, 9/02/34 .......................................... 995,000 995,000
City of Oakley Assessment District No. 2006-1, Special Assessment, 2014,
Refunding, BAM Insured, 5%, 9/02/36 ................................. 1,500,000 1,559,989
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%,
8/15/34 ........................................................ 1,495,000 1,553,271
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A,
5.25%, 8/15/45 .................................................. 4,880,000 5,045,622
County of Orange Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%,
8/15/42 ........................................................ 6,230,000 6,556,214
County of Orange Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%,
8/15/47 ........................................................ 10,000,000 10,464,125
Palomar Health ,
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 4,639,944
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 5,237,236
Palomar Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/36 ...... 6,250,000 6,461,764
Palomar Health Obligated Group, Revenue, 2017, Refunding, 5%, 11/01/42 ...... 5,000,000 5,124,795

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn ., 9/01/45 ........
$ 15,000,000 $ 4,985,496
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,578,012
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 A, Refunding, 5.375%,
9/01/33 ........................................................ 1,940,000 1,974,528
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,145,000 4,059,379
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ 3,745,000 3,806,737
Community Facilities District No. 2014-1, Special Tax, 2018 A, 4%, 9/01/48 ...... 2,530,000 2,250,905
Poway Redevelopment Agency Successor Agency , Tax Allocation , A , Refunding ,
5% , 12/15/30 ..................................................... 3,500,000 4,057,604
Poway Unified School District , Community Facilities District No. 15 , Special Tax , 2016 ,
5% , 9/01/46 ...................................................... 2,000,000 2,063,448
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 ..............
2,750,000 3,407,583
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn ., 8/01/49 .........
22,000,000 5,651,428
Rio Hondo Community College District , GO , 2010 C , Zero Cpn ., 8/01/42 ..........
13,000,000 15,253,623
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/33 ............................................ 1,625,000 1,734,213
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/38 ............................................ 1,000,000 1,059,560
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/48 ............................................ 1,190,000 1,257,692
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 2, Special Tax, 2022,
5.75%, 9/01/52 .................................................. 4,250,000 4,022,256
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 2.75%,
9/01/40 ........................................................ 2,080,000 1,528,662
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 4%, 9/01/45 2,905,000 2,514,626
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/34 ..... 860,000 695,084
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/35 ..... 925,000 732,393
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/41 ........ 1,250,000 1,116,999
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,500,000 1,289,675
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,355,000 1,142,704
Riverbank Unified School District ,
GO, 2008 B, AGMC Insured, Zero Cpn ., 8/01/38 ........................... 6,690,000 3,381,339
GO, 2008 B, AGMC Insured, Zero Cpn ., 8/01/43 ........................... 8,750,000 3,399,865
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,548,917
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , Zero
Cpn ., 6/01/43 ..................................................... 7,500,000 2,660,905
Riverside Public Financing Authority , Loc Measure A Sales Tax , COP , 2013 , AGMC
Insured , 5% , 6/01/33 ............................................... 4,280,000 4,353,767
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/41 ..................................... 3,000,000 3,172,871
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2013, 5%, 9/01/36 ........ 1,500,000 1,519,238
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 4,859,245
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,096,643
Community Facilities District No. 2006-1, Special Tax, 2017, Refunding, 5%, 9/01/44 1,120,000 1,165,838
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/41 . 1,265,000 1,322,688
Rowland Unified School District ,
GO, 2009 B, Zero Cpn ., 8/01/34 ....................................... 5,000,000 3,049,995

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Rowland Unified School District, (continued)
GO, 2009 B, Zero Cpn ., 8/01/39 ....................................... $ 15,000,000 $ 7,234,871
GO, 2009 B, Zero Cpn ., 8/01/42 ....................................... 10,750,000 4,650,537
Sacramento Area Flood Control Agency , Natomas Basin Local Assessment District ,
Special Assessment , 2014 , BAM Insured , 5% , 10/01/44 ..................... 2,000,000 2,052,858
San Bernardino Community College District ,
GO, 2008 D, Pre-Refunded, 5%, 8/01/45 ................................ 2,755,000 2,959,714
GO, 2008 D, Pre-Refunded, 5%, 8/01/48 ................................ 3,760,000 4,039,391
GO, 2009 B, Zero Cpn ., 8/01/44 ....................................... 12,495,000 4,837,708
San Diego Unified School District ,
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 10,000,000 10,657,491
GO, 2010 C, Zero Cpn ., 7/01/47 ....................................... 26,025,000 22,373,950
GO, 2012 E, Zero Cpn ., 7/01/42 ....................................... 6,940,000 5,000,941
GO, 2012 E, Zero Cpn ., 7/01/47 ....................................... 13,500,000 9,735,628
San Francisco City & County Airport Comm -San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 5,856,136
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 35,000,000 36,453,473
Revenue, Second Series, 2018 D, 5%, 5/01/43 ........................... 10,000,000 10,369,643
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 10,000,000 10,358,268
San Francisco City & County Redevelopment Agency Successor Agency ,
a
Tax Allocation, 144A, 2016 D, Zero Cpn ., 8/01/23 .......................... 1,000,000 964,800
a
Tax Allocation, 144A, 2016 D, Zero Cpn ., 8/01/26 .......................... 3,000,000 2,509,675
a
Tax Allocation, 144A, 2016 D, Zero Cpn ., 8/01/31 .......................... 6,000,000 3,929,705
a
Tax Allocation, 144A, 2016 D, Zero Cpn ., 8/01/43 .......................... 16,500,000 5,950,560
Community Facilities District No. 6, Special Tax, 2013 C, Zero Cpn ., 8/01/43 ...... 10,000,000 2,952,859
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/43 ...................................... 2,500,000 2,593,327
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn ., 1/15/26 ............... 19,475,000 17,285,992
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn ., 1/15/32 ............... 50,225,000 33,517,548
Revenue, Junior Lien, ETM, Zero Cpn ., 1/01/28 ........................... 19,150,000 16,675,954
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 35,000,000 35,861,546
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 75,000,000 76,682,228
Santa Barbara Unified School District , GO , 2011 A , Zero Cpn ., 8/01/36 ...........
8,000,000 9,766,735
Santa Margarita Water District ,
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/36 ..... 2,875,000 2,929,027
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/43 ..... 9,600,000 9,751,253
Santa Paula Utility Authority , Revenue , 2015 A , Pre-Refunded , 5% , 2/01/40 ........
5,105,000 5,427,874
Saugus Union School District , Community Facilities District No. 2006-1 , Special Tax,
Senior Lien , 2014 , 4.25% , 9/01/44 ..................................... 2,500,000 2,364,427
Saugus/Hart School Facilities Financing Authority ,
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/41 1,250,000 1,292,707
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/46 1,250,000 1,285,042
Saugus-Castaic School Facilities Financing Authority ,
Community Facilities District No. 2006-1C, Special Tax, 2013, 5.875%, 9/01/33 ... 1,365,000 1,395,923
Community Facilities District No. 2006-1C, Special Tax, 2013, 6%, 9/01/43 ....... 3,375,000 3,435,460
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn ., 8/01/49
15,015,000 3,878,637
St. Helena Unified School District , GO , 2011 B , Zero Cpn ., 6/01/36 ..............
10,000,000 11,172,170
Stockton Community Facilities District ,
County of Stockton Community Facilities District No. 2018-2, Special Tax, 2020, 4%,
9/01/40 ........................................................ 1,580,000 1,454,261
County of Stockton Community Facilities District No. 2018-2, Special Tax, 2020, 4%,
9/01/45 ........................................................ 1,115,000 992,905

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sulphur Springs Union School District ,
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/43 ........ $ 1,410,000 $ 1,468,919
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/47 ........ 1,820,000 1,889,785
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn ., 8/01/49 .........
17,505,000 4,655,695
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 B-2 , 2 , Refunding , Zero Cpn .,
6/01/60 ......................................................... 24,900,000 4,140,083
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn .,
6/01/46 ........................................................ 10,000,000 1,832,849
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 C, Zero Cpn .,
6/01/46 ........................................................ 25,000,000 3,943,448
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1,
Refunding, 5%, 6/01/48 ............................................ 10,305,000 10,454,343
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn ., 8/01/34 ..............
5,640,000 3,242,529
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/33 ........................................................ 1,610,000 1,711,535
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/38 ........................................................ 2,385,000 2,517,352
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/43 ........................................................ 5,750,000 5,989,328
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/48 ........................................................ 6,240,000 6,464,482
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2019, 5%,
9/01/44 ........................................................ 2,600,000 2,697,231
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/45 ........................................................ 2,280,000 2,069,395
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,000,000 886,876
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 577,872
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,945,000 2,779,750
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,475,000 4,103,688
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 2,490,000 2,392,025
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,527,466
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/37 .................................................... 1,000,000 1,040,056
City of Tustin Community Facilities District No. 07-1, Special Tax, 2015 A, Refunding,
5%, 9/01/37 .................................................... 2,330,000 2,413,939
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/40 ........................................................ 750,000 772,250
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/45 ........................................................ 1,000,000 1,025,176
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... 3,200,000 3,337,587
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,056,729
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
2,390,000 2,396,792
Victor Elementary School District ,
GO, 2015 B, 5%, 8/01/42 ............................................ 5,455,000 5,683,489
Community Facilities District No. 2005-1, Special Tax, 2018, Refunding, BAM
Insured, 5%, 9/01/46 .............................................. 1,385,000 1,481,037

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Victor Valley Community College District , GO , 2008 C , Zero Cpn ., 6/01/49 .........
$ 11,940,000 $ 3,502,406
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 1,911,948
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 1,781,825
Westside Union School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/46 ........ 360,000 318,195
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 500,000 432,219
2,439,466,188
Florida 0.3%
a,c
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 144A,
2022 A , Refunding , Mandatory Put , 7.25% , 10/03/23 ....................... 7,250,000 7,102,406
Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 5,500,000 5,709,848
Wisconsin 0.2%
a
Public Finance Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 ,
5.25% , 12/01/22 ................................................... 6,300,000 6,257,578
U.S. Territories 7.1%
Guam 1.0%
Guam Government Waterworks Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/35 ............................... 1,000,000 1,022,572
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 3,699,974
Revenue, 2016, 5%, 1/01/46 ......................................... 5,250,000 5,404,216
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 3,455,000 3,620,224
Revenue, 2017, Refunding, 5%, 7/01/37 ................................. 3,000,000 3,138,662
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/40 ..............
4,750,000 4,941,718
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 250,000 235,232
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 3,125,000 2,771,600
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/40 ............. 3,000,000 3,024,810
27,859,008
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
3,885,000 3,779,201
Puerto Rico 6.0%
Commonwealth of Puerto Rico ,
g
GO, FRN, Zero Cpn ., 11/01/43 ........................................ 3,663,920 1,891,499
GO, 2022 A-1, 5.25%, 7/01/23 ........................................ 409,759 415,963
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 817,244 843,451
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 809,842 859,408
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 796,704 858,073
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 773,832 848,946
GO, 2022 A-1, 4%, 7/01/33 .......................................... 733,796 687,579
GO, 2022 A-1, 4%, 7/01/35 .......................................... 659,584 606,457
GO, 2022 A-1, 4%, 7/01/37 .......................................... 566,098 507,277
GO, 2022 A-1, 4%, 7/01/41 .......................................... 769,676 672,168
GO, 2022 A-1, 4%, 7/01/46 .......................................... 16,300,453 13,842,557
GO, 2022 A-1, Zero Cpn ., 7/01/24 ..................................... 244,159 225,663
GO, 2022 A-1, Zero Cpn ., 7/01/33 ..................................... 944,324 537,412

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
$ 19,908,446 $ 17,818,059
Puerto Rico Electric Power Authority ,
d
Revenue, 1, 10%, 1/01/21 ........................................... 1,768,493 1,534,168
d
Revenue, 2012 A, 5%, 7/01/29 ........................................ 10,000,000 8,125,000
d
Revenue, 2013 A, 7%, 7/01/33 ........................................ 25,000,000 21,187,500
d
Revenue, 2013 A, 6.75%, 7/01/36 ..................................... 11,735,000 9,916,075
d
Revenue, 2013 A, 7%, 7/01/43 ........................................ 5,000,000 4,225,000
d
Revenue, 2016 A-4, 10%, 7/01/19 ..................................... 1,601,766 1,389,532
d
Revenue, 2016 B-4, 10%, 7/01/19 ..................................... 1,601,765 1,389,531
d
Revenue, E-2, 10%, 7/01/21 ......................................... 1,768,493 1,534,168
d
Revenue, E-3, 10%, 1/01/22 ......................................... 600,000 520,500
d
Revenue, E-4, 10%, 7/01/22 ......................................... 600,000 520,500
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,800,000 1,828,051
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AMBAC Insured, 5.25%, 7/01/30 ............... 245,000 247,409
Revenue, 2007 N, Refunding, AMBAC Insured, 5.25%, 7/01/31 ............... 1,170,000 1,181,853
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 330,000 334,945
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,675,000 1,691,083
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 5,030,000 5,025,136
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,300,000 3,309,855
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 4,500,000 4,662,753
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 99,999
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 19,195,000 18,356,225
Sales Tax, Revenue, A-1, Zero Cpn ., 7/01/51 ............................. 67,945,000 14,490,562
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 11,463,000 11,156,593
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 12,300,000 11,501,752
164,842,702
Total U.S. Territories .................................................................... 196,480,911
Total Municipal Bonds (Cost $2,684,980,261) ...................................
2,655,016,931
Total Long Term Investments (Cost $2,749,657,918) .............................
2,716,544,150
a
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
California 0.5%
h
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 0.77% , 10/01/41 .................................. 600,000 600,000
h
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.95% , 7/01/36 ........................... 8,500,000 8,500,000
h
University of California ,
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.8%, 5/15/48 ........... 4,000,000 4,000,000

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
h
University of California, (continued)
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.85%, 5/15/48 .......... $ 1,000,000 $ 1,000,000
14,100,000
Total Municipal Bonds (Cost $14,100,000) ......................................
14,100,000
Total Short Term Investments (Cost $14,100,000 ) ................................
14,100,000
a
Total Investments (Cost $2,763,757,918) 99.2% ..................................
$2,730,644,150
Other Assets, less Liabilities 0.8% .............................................
21,262,208
Net Assets 100.0% ...........................................................
$2,751,906,358
See Abbreviations on page 44 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $636,740,516, representing 23.1% of net assets.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
The maturity date shown represents the mandatory put date.
d
See Note 7 regarding credit risk and defaulted securities.
e
Security purchased on a when-issued basis. See Note 1(b).
f
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
g
The coupon rate shown represents the rate at period end.
h
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,763,757,918
Value - Unaffiliated issuers .................................................................. $2,730,644,150
Cash .................................................................................... 8,672,111
Receivables:
Investment securities sold ................................................................... 463,545
Capital shares sold ........................................................................ 2,627,287
Interest ................................................................................. 32,724,760
Total assets .......................................................................... 2,775,131,853
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,392,282
Capital shares redeemed ................................................................... 10,608,327
Management fees ......................................................................... 1,103,987
Distribution fees .......................................................................... 299,328
Transfer agent fees ........................................................................ 395,088
Distributions to shareholders ................................................................. 1,340,640
Accrued expenses and other liabilities ........................................................... 85,843
Total liabilities ......................................................................... 23,225,495
Net assets, at value ................................................................. $2,751,906,358
Net assets consist of:
Paid-in capital ............................................................................. $2,910,825,924
Total distributable earnings (losses) ............................................................. (158,919,566)
Net assets, at value ................................................................. $2,751,906,358

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California High
Yield Municipal
Fund
Class A:
Net assets, at value ....................................................................... $635,299,668
Shares outstanding ........................................................................ 63,634,078
Net asset value per share
a
.................................................................. $9.98
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.37
Class A1:
Net assets, at value ....................................................................... $956,913,590
Shares outstanding ........................................................................ 96,035,547
Net asset value per share
a
.................................................................. $9.96
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.35
Class C:
Net assets, at value ....................................................................... $137,744,115
Shares outstanding ........................................................................ 13,717,431
Net asset value and maximum offering price per share
a
............................................. $10.04
Class R6:
Net assets, at value ....................................................................... $52,825,924
Shares outstanding ........................................................................ 5,283,777
Net asset value and maximum offering price per share ............................................. $10.00
Advisor Class:
Net assets, at value ....................................................................... $969,123,061
Shares outstanding ........................................................................ 97,042,287
Net asset value and maximum offering price per share ............................................. $9.99
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Municipal Securities Trust
Financial Statements
Statement of Operations
for the six months ended August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $63,622,993
Expenses:
Management fees (Note 3 a ) ................................................................... 6,768,963
Distribution fees: (Note 3c )
    Class A ................................................................................ 813,327
    Class A1 ............................................................................... 518,008
    Class C ................................................................................ 500,992
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 237,066
    Class A1 ............................................................................... 376,275
    Class C ................................................................................ 55,882
    Class R6 ............................................................................... 9,335
    Advisor Class ............................................................................ 383,653
Custodian fees (Note 4 ) ...................................................................... 8,670
Reports to shareholders fees .................................................................. 23,370
Registration and filing fees .................................................................... 37,723
Professional fees ........................................................................... 51,700
Trustees' fees and expenses .................................................................. 15,001
Federal and state income taxes ................................................................ 682,395
Other .................................................................................... 39,624
Total expenses ......................................................................... 10,521,984
Expense reductions (Note 4 ) ............................................................... (9,928)
Expenses waived/paid by affiliates (Note 3f) .................................................... (1,906)
Net expenses ......................................................................... 10,510,150
Net investment income ................................................................ 53,112,843
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (19,043,259)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (289,508,139)
Net realized and unrealized gain (loss) ............................................................ (308,551,398)
Net increase (decrease) in net assets resulting from operations .......................................... $(255,438,555)

Franklin Municipal Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin California High Yield Municipal Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
a
Year Ended
May 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $53,112,843 $75,975,092 $98,385,111
Net realized gain (loss) .............................. (19,043,259) (4,994,860) 4,488,516
Net change in unrealized appreciation (depreciation) ........ (289,508,139) (144,665,316) 180,246,844
Net increase (decrease) in net assets resulting from
operations ................................... (255,438,555) (73,685,084) 283,120,471
Distributions to shareholders:
Class A .......................................... (10,540,506) (14,368,059) (16,106,026)
Class A1 ......................................... (17,573,777) (26,936,818) (40,737,185)
Class C .......................................... (2,167,873) (3,543,177) (6,218,059)
Class R6 ......................................... (968,658) (1,296,688) (1,074,605)
Advisor Class ..................................... (18,399,187) (26,489,741) (33,172,717)
Total distributions to shareholders ....................... (49,650,001) (72,634,483) (97,308,592)
Capital share transactions: (Note 2 )
Class A .......................................... (12,903,644) 126,994,699 162,703,393
Class A1 ......................................... (102,215,690) (36,920,658) (106,323,113)
Class C .......................................... (26,199,252) (35,548,107) (44,827,945)
Class R6 ......................................... (1,958,373) 17,826,731 16,640,109
Advisor Class ..................................... (106,795,536) 125,220,782 150,016,195
Total capital share transactions ......................... (250,072,495) 197,573,447 178,208,639
Net increase (decrease) in net assets ................ (555,161,051) 51,253,880 364,020,518
Net assets:
Beginning of period .................................. 3,307,067,409 3,255,813,529 2,891,793,011
End of period ....................................... $2,751,906,358 $3,307,067,409 $3,255,813,529
a
For the period June 1, 2021 to February 28, 2022.

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)
Franklin California High Yield Municipal Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Municipal Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company , consisting
of one fund, Franklin California High Yield Municipal Fund
(Fund), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Fund offers five classes of shares: Class
A, Class A1, Class C, Class R6 and Advisor Class . Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Subsequent to May 31, 2021, the Fund’s fiscal year end
changed to February 28.
The following summarizes t he Fund’s significant accounting
policies .
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Board, the Fund's
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee
(VC). The Fund may utilize independent pricing services,
quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2022, the Fund has determined that no tax liability is required in its financial

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
2. Shares of Beneficial Interest
At August 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
August 31, 2022
Shares Amount
Class A Shares:
Shares sold
a
................................... 14,209,328 $144,680,902
Shares issued in reinvestment of distributions .......... 897,422 9,142,317
Shares redeemed ............................... (16,300,589) (166,726,863)
Net increase (decrease) .......................... (1,193,839) $(12,903,644)
Class A1 Shares:
Shares sold ................................... 3,705,889 $37,726,203
Shares issued in reinvestment of distributions .......... 1,465,595 14,909,803
Shares redeemed ............................... (15,212,125) (154,851,696)
Net increase (decrease) .......................... (10,040,641) $(102,215,690)
Class C Shares:
Shares sold ................................... 592,771 $6,097,018
Shares issued in reinvestment of distributions .......... 198,199 2,032,066
Shares redeemed
a
.............................. (3,336,619) (34,328,336)
Net increase (decrease) .......................... (2,545,649) $(26,199,252)
Class R6 Shares:
Shares sold ................................... 1,323,241 $13,517,886
Shares issued in reinvestment of distributions .......... 72,519 739,661
Shares redeemed ............................... (1,584,830) (16,215,920)
Net increase (decrease) .......................... (189,070) $(1,958,373)
Advisor Class Shares:
Shares sold ................................... 36,886,416 $377,467,669
Shares issued in reinvestment of distributions .......... 1,435,465 14,636,446
Shares redeemed ............................... (48,954,714) (498,899,651)
Net increase (decrease) .......................... (10,632,833) $(106,795,536)
Year Ended
February 28, 2022
b
Year Ended
May 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 19,079,730 $218,660,111 21,760,785 $244,893,970
Shares issued in reinvestment of distributions .......... 1,082,993 12,336,511 1,202,763 13,544,506
Shares redeemed ............................... (9,181,585) (104,001,923) (8,507,539) (95,735,083)
Net increase (decrease) .......................... 10,981,138 $126,994,699 14,456,009 $162,703,393

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
February 28, 2022
b
Year Ended
May 31, 2021
Shares Amount Shares Amount
Class A1 Shares:
Shares sold ................................... 4,157,830 $47,593,990 9,548,284 $107,177,683
Shares issued in reinvestment of distributions .......... 2,030,468 23,104,504 3,056,285 34,312,254
Shares redeemed ............................... (9,477,231) (107,619,152) (22,083,505) (247,813,050)
Net increase (decrease) .......................... (3,288,933) $(36,920,658) (9,478,936) $(106,323,113)
Class C Shares:
Shares sold ................................... 1,629,237 $18,827,328 2,578,272 $29,197,094
Shares issued in reinvestment of distributions .......... 293,501 3,368,105 496,008 5,610,813
Shares redeemed
a
.............................. (5,003,937) (57,743,540) (7,055,461) (79,635,852)
Net increase (decrease) .......................... (3,081,199) $(35,548,107) (3,981,181) $(44,827,945)
Class R6 Shares:
Shares sold ................................... 2,223,594 $25,583,745 2,372,612 $26,871,853
Shares issued in reinvestment of distributions .......... 80,939 922,963 81,476 918,581
Shares redeemed ............................... (759,681) (8,679,977) (996,498) (11,150,325)
Net increase (decrease) .......................... 1,544,852 $17,826,731 1,457,590 $16,640,109
Advisor Class Shares:
Shares sold ................................... 23,866,103 $272,922,712 31,248,775 $352,380,497
Shares issued in reinvestment of distributions .......... 1,845,042 21,029,168 2,232,963 25,149,727
Shares redeemed ............................... (14,851,620) (168,731,098) (20,224,098) (227,514,029)
Net increase (decrease) .......................... 10,859,525 $125,220,782 13,257,640 $150,016,195
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period June 1, 2021 to February 28, 2022.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended August 31, 2022, the annualized gross effective investment management fee rate was 0.459% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Distributors has agreed to limit the current rate to 0.10% per year for Class A1.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Reimbursement Plans:
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.15%
Compensation Plans:
Class C .................................................................................. 0.65%
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2022, the Fund paid transfer agent fees of $1,062,211, of which $391,876 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2023. Investor Services may discontinue this waiver in the future.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2022, these purchases and sales transactions aggregated $198,701,413 and $159,204,249, respectively, with net realized losses of
$2,629,509.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended August 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $10,579
CDSC retained .............................................................................. $269,600
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2022, the capital loss carryforwards were as follows:
At August 31, 2022, the cost of investment and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2022, aggregated
$278,590,147 and $470,324,247 respectively.
7. Credit Risk and Defaulted Securities
At August 31, 2022, the Fund had 35.2% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2022, the aggregate value of these securities was $70,201,974, representing 2.55% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $92,597,117
Long term ................................................................................ 17,416,556
Total capital loss carryforwards ............................................................... $110,013,673
Cost of investments .......................................................................... $2,771,204,487
Unrealized appreciation ........................................................................ $104,357,064
Unrealized depreciation ........................................................................ (144,917,401)
Net unrealized appreciation (depreciation) .......................................................... $(40,560,337)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2022, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Corporate Bonds :
Commercial Services & Supplies ........... $ — $ 9,504,542 $ — $ 9,504,542
Diversified Consumer Services ............ — 42,125,877 — 42,125,877
Electric Utilities ........................ — — 9,896,800 9,896,800
Municipal Bonds ......................... — 2,655,016,931 — 2,655,016,931
Short Term Investments ................... — 14,100,000 — 14,100,000
Total Investments in Securities ........... $— $2,720,747,350 $9,896,800 $2,730,644,150
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
12. Fair Value Measurements
(continued)

Franklin Municipal Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Municipal Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

MUN S 10/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin California High Yield Municipal Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.
N/A

Item 5.  Audit Committee of Listed Registrants.      N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUNICIPAL SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 28, 2022